Burlington Coat Factory Investments Holdings, Inc.

Burlington Coat Factory Warehouse Corporation

1830 Route 130 North

Burlington, New Jersey 08016

January 11, 2007

VIA FACSIMILE AND EDGAR

United States Securities and Exchange

      Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	H. Christopher Owings Scott Anderegg

Re:

Burlington Coat Factory Investments Holdings, Inc.

Registration Statement on Form S-4

Filed October 10, 2006

Amended as of December 5, 2006 and December 29, 2006

Amendment No. 3

Filed January 11, 2007

File No. 333-137917

Burlington Coat Factory Warehouse Corporation and co-registrants

Registration Statement on Form S-4

Filed on October 10, 2006

Amended as of December 5, 2006 and December 29, 2006

Amendment No. 3

Filed January 11, 2007

File No. 333-137916

Ladies and Gentlemen:

Burlington Coat Factory Warehouse Corporation and co-registrants (collectively, “BCFWC”), on behalf of itself and its guarantors listed as registrants, and Burlington Coat Factory Investments Holdings, Inc. (“Holdings”), hereby request acceleration of the effective date of the Registration Statements on Form S-4, as amended (SEC File Nos. 333-137916 and 333-137917), to 10:00 a.m., Eastern time, on Friday, January 12, 2007 or as soon thereafter as possible. I, Robert L. LaPenta, Jr., Vice President and Chief Accounting Officer of BCFWC and Holdings, make the following representations on behalf of the BCFWC and Holdings (together, the “Issuers”).

The Issuers hereby acknowledge their responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934, as amended, as they relate to the proposed public offering of the securities specified in the above-referenced Registration Statements. Additionally, the Issuers acknowledge the following:

1.	Should the Securities and Exchange Commission (the “Commission”) or the staff of the Commission, acting pursuant to delegated authority, declare the filing of the Registration Statements on Form S-4, as amended (the “Filing”) effective, it does not foreclose the Commission from taking any action with respect to the Filing;

2.	The action of the Commission or the staff of the Commission, acting pursuant to delegated authority, in declaring the Filing effective, does not relieve the Issuers from their full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

3.	The Issuers may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call Joshua N. Korff of Kirkland & Ellis LLP, special counsel to the Issuers, at (212) 446-4943 as soon as the Registration Statements have been declared effective.

Very truly yours,

Burlington Coat Factory Warehouse Corporation Burlington Coat Factory Investments Holdings, Inc.

By:	/s/ Robert L. LaPenta, Jr.
Name: Robert L. LaPenta, Jr.,
Title: Vice President and Chief Accounting Officer

cc: Joshua N. Korff, Kirkland & Ellis LLP